WRIGHT EQUIFUND EQUITY TRUST
24 Federal Street
 Boston, MA 02110




 February 15, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Wright Equifund Equity Trust
	1933 Act File No. 33-30085
	1940 Act File no. 811-5866

		In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Wright Equifund Equity Trust, hereby files its Rule 24f-2 Notice.
		This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1995 ("Fiscal Year").
		No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.
		No shares of the Trust, with an aggregate sales price of $0, were registered during the Fiscal Year, pursuant to Rule
24e-2.
		45,530,950 shares of the Trust, with an aggregate sales price of $360,144,680, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.
		288,008 shares of the Trust, with an aggregate sales price of $2,566,670, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.
		For the Fiscal Year, the Trust sold an aggregate of 45,818,958 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $362,711,350.
		In accordance with subsection (c) of Rule 24f-2, $22,727.08 has been wired per instructions, which represents the registration fee. Such fee is based on the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the actual aggregate redemption price of the shares redeemed by the Fund during the fiscal year.

Rule 24f-2 Notice for                          Page 2
Wright Equifund Equity Trust
1933 Act File No. 33-30085
1940 Act File no. 811-5866


Aggregate Sale Price for Shares                         $360,144,680
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.                          2,566,670

Aggregate Price of Shares Sold                          $362,711,350

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                                        $286,047,134


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940               $          0

Equals                                                  $  65,908,529


	Any questions regarding the matter should by addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston,
Massachusetts  02110.


Sincerely,

Eaton Vance Management

/s/ William J. Austin Jr.
William J. Austin Jr.
Assistant Treasurer
Enclosures  (Opinion of Counsel)

WRIGHT EQUIFUND EQUITY TRUST
24 Federal Street
 Boston, MA 02110



OPINION OF COUNSEL


February 15, 1996


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
	Wright Equifund Equity Trust
	1933 Act File No. 33-30085
	1940 Act File no. 811-5866



Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, the Trust sold 45,818,958 shares, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended December 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


Sincerely,

Eaton Vance Management


/s/ H. Day Brigham, Jr.
H. Day Brigham, Jr.
Vice President and
Chairman of the Executive Committee
Member of Massachusetts and New York
Bars